Employee benefits - Net defined benefit obligations - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in net defined benefit liability (asset) [abstract]
Net interest on the defined benefit liability	€ 16	€ 21	€ 28
Actuarial losses/(gains) arising from changes of assumptions	45	16	(80)
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	3,727	4,009	4,009
Service cost	786	154	173
Net interest on the defined benefit liability	23	29	37
Actuarial losses/(gains) arising from changes of assumptions	(34)	67	190
Actuarial losses/(gains) arising from experience	78	212	292
Benefits paid	(746)	(738)	(640)
Other	3	(6)	(52)
Total-closing balance	3,837	3,727	4,009
Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	(38)	37	€ 115
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	518
Service cost	2
Net interest on the defined benefit liability	8
Actuarial losses/(gains) arising from changes of assumptions	(16)
Actuarial losses/(gains) arising from experience	11
Benefits paid	(19)
Other	(2)
Total-closing balance	502	518
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	(17)
Capital-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	826
Service cost	48
Net interest on the defined benefit liability	16
Actuarial losses/(gains) arising from changes of assumptions	(17)
Actuarial losses/(gains) arising from experience	(20)
Benefits paid	(26)
Other	6
Total-closing balance	833	826
Capital-based defined benefit plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	(17)
Other post-employment benefits [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	70
Service cost	1
Net interest on the defined benefit liability	1
Actuarial losses/(gains) arising from changes of assumptions	(1)
Benefits paid	(3)
Other	0
Total-closing balance	68	70
Other post-employment benefits [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	(1)
French part-time for seniors plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	1,644
Service cost	687
Net interest on the defined benefit liability	(3)
Actuarial losses/(gains) arising from experience	86
Benefits paid	(630)
Total-closing balance	1,784	1,644
French part-time for seniors plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	(3)
Other long-term benefits [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	669
Service cost	48
Net interest on the defined benefit liability	1
Actuarial losses/(gains) arising from experience	1
Benefits paid	(68)
Other	(1)
Total-closing balance	€ 650	€ 669